Operating assets and liabilities - Retirement benefit obligations - Key assumptions used for valuation and sensitivity analysis (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%	1.30%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	kr (403)	kr (366)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	kr 523	kr 465
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Future remuneration	2.20%	2.40%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	kr 116	kr 105
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	kr (101)	kr (94)
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%